Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Export input VAT receivables	[1]	$ 3,303	$ 3,384
Advance to suppliers		2,315	4,221
Receivable from third parties	[2]	1,114	708
Employee receivables and business advances		468	1,788
Security deposits		282	205
Interest receivable		223	181
Insurance receivables on written-off accounts receivables	[3]	201	282
Others	[4]	26	147
Total		$ 7,932	$ 10,916

[1]	Export input VAT receivables mainly represent the refundable input VAT the Group has paid for the production of the products in the PRC when declaring goods for export.
[2]	Receivable from third parties represent the funds held on third-party settlement platforms.
[3]	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies.
[4]	Others mainly include prepaid miscellaneous service fee and prepaid rental fee.